OTHER INVESTMENTS - Fair value of investments (Details) - At fair value - Rand Refinery Proprietary Limited ("Rand Refinery") - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	R 136.1	R 119.3
Fair value adjustment on equity investments at fair value through other comprehensive income	20.2	16.8
Balance at the end of the year	R 156.3	R 136.1